Share and other capital	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Share and other capital
19 Share and other capital
The Company has an unlimited number of authorized common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.
Common shares issued in connection with "At-the-Market" ("ATM") drawdowns
April 2016 ATM Program
On April 1, 2016, the Company entered into an ATM sales agreement (the "April 1, 2016 ATM Program"), under which the Company was able, at its discretion and from time to time, to sell up to 3 million common shares through ATM issuances on the NASDAQ for aggregate gross proceeds of up to approximately $10 million. The April 2016 ATM Program provides that common shares were to be sold at market prices prevailing at the time of sale and, as a result, prices varied.
Between April 1, 2016 and March 24, 2017, the Company issued a total of 1,706,968 common shares under the April 2016 ATM Program at an average issuance price of $3.52 per share for aggregate gross proceeds of $6.0 million less cash transaction costs of $190 and previously deferred financing costs of $225.
March 2017 ATM Program
On March 28, 2017, the Company commenced a new ATM offering pursuant to its existing ATM Sales Agreement, dated April 1, 2016, under which the Company was able, at its discretion, from time to time, to sell up to a maximum of 3 million common shares through ATM issuances on the NASDAQ, up to an aggregate amount of $9.0 million (the "March 2017 ATM Program"). The common shares were to be sold at market prices prevailing at the time of the sale of the common shares and, as a result, sale prices varied.
Between March 28, 2017 and April 18, 2017, the Company issued a total of 597,994 common shares under the March 2017 ATM Program at an average issuance price of $2.97 per share for aggregate gross proceeds of $1,780,000 less cash transaction costs of $55 and previously deferred financing costs of $65.
April 2017 ATM Program
On April 27, 2017, the Company entered into a New ATM Sales Agreement and filed with the Securities and Exchange Commission (the "SEC") a prospectus supplement (the "April 2017 ATM Prospectus Supplement" or "April 2017 ATM Program") related to sales and distributions of up to a maximum of 2.24 million common shares through ATM issuances on the NASDAQ, up to an aggregate amount of $6.9 million under the New ATM Sales Agreement. The common shares will be sold at market prices prevailing at the time of the sale of the common shares and, as a result, prices may vary. The New ATM Sales Agreement and the April 2017 ATM Program superseded and replaced the March 2017 ATM Program, which itself superseded and replaced the April 2016 ATM Program. The April 2017 ATM Prospectus Supplement supplements the base prospectus included in the Company's Shelf Registration Statement on Form F-3, as amended (the "2017 Shelf Registration Statement"), which was declared effective by the SEC on April 27, 2017. The 2017 Shelf Registration Statement allowed the Company to offer up to $50 million of common shares and is effective for a three-year period.
Between May 30, 2017 and December 31, 2017, the Company issued a total of 1,805,758 common shares under the April 2017 ATM Program at an average issuance price of $2.08 per share for aggregate gross proceeds of $3,761,000 less cash transaction costs of $115 and previously deferred financing costs of $285. Because of these issuances, the exercise price of the Series A warrants issued in March 2015 was adjusted to $1.07 pursuant to the anti-dilution provisions contained in such warrants.
Public offerings
November 2016 Offering
On November 1, 2016, the Company completed a registered direct offering of 2.1 million units (the "Units"), with each Unit consisting of one common share or one pre-funded warrant to purchase one common share and 0.45 of a warrant to purchase one common share (the "November 2016 Offering").
Total gross cash proceeds raised through the November 2016 Offering amounted to $7.6 million, less cash transaction costs of $1.0 million, and previously deferred transactions costs of $27. The warrants are exercisable six months after their date of issuance and for a period of three years thereafter at an exercise price of $4.70 per share.
The warrants contain a call provision which provides that, in the event the Company's common shares trade at or above $10 on the market during a specified measurement period and subject to a minimum volume of trading during such measurement period, then, subject to certain conditions, the Company has the right to call for cancellation all or any portion of the warrants which are not exercised by holders within 10 trading days following receipt of a call notice from the Company. Upon complete exercise for cash, these warrants would result in the issuance of an aggregate of 945,000 common shares that would generate additional proceeds of approximately $4.4 million, although these warrants may be exercised on a "net" or "cashless" basis. See also note 17 - Warrant liability.
The Company estimated the fair value attributable to the warrants as of the date of grant by applying probability to multiple Black-Scholes pricing models, to which the following weighed average assumptions were applied: a risk-free annual interest rate of 0.63%, an expected volatility of 112.48%, an expected life of 1.63 years and a dividend yield of 0.0%. In addition, the Company reduced the fair value of these warrants to take into consideration the fair value of the $10.00 call option, which was also calculated using the Black-Scholes pricing model with similar assumptions as described above. As a result, on November 1, 2016, being the date of issuance, the total fair value of the share purchase warrants was estimated at $400.
The pre-funded warrants were offered in the November 2016 Offering to the investor because the purchase of Units would have resulted in the investor beneficially owning more than an "initial beneficial ownership limitation" of 4.9% of the Company's common shares following the offering. The pre-funded warrants, which were exercisable immediately upon issuance and for a period of five years at an exercise price of $3.60 per share, were fully exercised between November 10, 2016 and December 19, 2016. Total gross proceeds payable to the Company in connection with the exercise of the pre-funded warrants were pre-funded by the investor and therefore were included in the proceeds of the offering. No additional consideration was required to be paid to the Company upon exercise of the pre-funded warrants.
Total gross proceeds of the November 2016 Offering were allocated as follows: $400 was allocated to the warrant liability, $3,239 was allocated to the pre-funded warrants, and the balance of $3,921 was allocated to Share capital. Transaction costs were allocated to the liability and equity components in proportion to the allocation of proceeds. As such, an amount of $56 was allocated to the warrant liability and immediately recognized in general and administrative expenses in the consolidated statement of comprehensive income (loss), an amount of $544 was allocated to share capital and an amount of $450 was allocated to pre-funded warrants. Upon exercise of the pre-funded warrants, the net proceeds initially allocated to the pre-funded warrants were re-allocated to share capital.
Shareholder rights plan
The Company has a shareholder rights plan (the "Rights Plan") that provides the Board of Directors and the Company's shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, to pursue other alternatives for maximizing shareholder value. Under the Rights Plan, one right has been issued for each currently issued common share, and one right will be issued with each additional common share that may be issued from time to time. The Rights Plan was approved, ratified and confirmed by the Company's shareholders at its annual meeting of shareholders held on May 10, 2016.
The Board of Directors reviewed the terms of the Existing Rights Plan for conformity with current Canadian securities laws, as well as the evolving practices of public corporations in Canada, with respect to shareholder rights plan design and has made some minor amendments thereto as a result. The Board of Directors determined it appropriate and in the best interests of the shareholders to continue the Rights Plan and approved the amended and restated rights plan (the "Rights Plan") on March 26, 2019. The Rights Plan will take effect immediately upon receipt of approval of the shareholders of the Corporation at the annual and special meeting of shareholders scheduled to be held on May 8, 2019.
Other capital
The Company accounts for costs associated with share-based compensation from security grants under its long-term incentive plan and stock option plans as other capital in its consolidated statements of changes in shareholders' equity (deficiency) and as general and administrative expenses in its consolidated statements of comprehensive income (loss).
Long-term incentive plan
At the 2018 annual and special meeting of shareholders, the Company's shareholders approved the adoption of the 2018 long-term incentive plan (the "LTIP"), which allows the Board of Directors to issue up to 11.4% of the total issued and outstanding common shares at any given time to eligible individuals at an exercise price to be determined by the Board of Directors at the time of the grant, subject to a ceiling, as stock options, stock appreciation rights, stock awards, stock units, performance shares, performance units, and other stock-based awards. This LTIP replaces the stock option plan (the "Stock Option Plan") for its directors, senior executives, employees and other collaborators who provide services to the Company. The Company's Board of Directors amended the Stock Option Plan on March 20, 2014 and the Company's Shareholders approved, ratified and confirmed the Stock Option Plan on May 10, 2016.
Options granted under the Stock Option Plan prior to the 2014 amendment expire after a maximum period of10 years following the date of grant. Options granted after the 2014 amendment expire after a maximum period of seven years following the date of grant.
During 2018, the Company granted Deferred Share Units (DSU) and stock options.The following tables summarizes the activity under the LTIP and, previously, the Stock Option Plan:

	Years ended December 31,
	2018		2017		2016
US dollar-denominated options	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)
Balance – Beginning of the year	712,415	4.66	966,539	7.23	272,874	25.88
Granted	426,000	1.74	390,000	2.05	713,573	3.47
Forfeited	(249,599)	3.23	(643,271)	6.02	(10,034)	99.22
Cancelled	—	—	—	—	(9,874)	157.11
Expired	—	—	(853)	704.88	—	—
Balance – End of period	888,816	3.66	712,415	4.66	966,539	7.23

	Years ended December 31,
	2018		2017		2016
Canadian dollar-denominated stock options	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)
Balance – Beginning of the year	1,503	605.84	1,858	820.27	3,787	845.46
Forfeited	(104)	668.65	—	—	(1,028)	967.63
Cancelled	—	—	—	—	(901)	758
Expired	(530)	367.70	(355)	1,728.15	—	—
Balance – End of the year	869	743.56	1,503	605.84	1,858	820.27

	Total US$ share-based awards as at December 31, 2018
Exercise price (US$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (US$)
1.46 to 1.79	211,000	8.62	1.71
1.80 to 2.11	490,000	6.41	2.06
2.12 to 3.50	157,148	4.75	3.46
3.51 to 4.58	26,000	3.97	4.58
4.59 to 1,044.00	4,668	2.77	260.87
	888,816	6.55	3.66

	Total exercisable US$ share-based awards as at December 31, 2018
Exercise price (US$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (US$)
1.46 to 1.79	161,000	9.35	1.79
1.80 to 2.11	130,000	5.62	2.05
2.12 to 3.50	104,774	4.75	3.46
3.51 to 4.58	26,000	3.97	4.58
4.59 to 1,044.00	4,668	2.77	260.87
	426,442	6.68	5.29

	CAN$ options outstanding and exercisable as at December 31, 2018
Exercise price (CAN$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (CAN$)
570.00 to 741.00	428	0.94	570.00
741.01 to 912.00	441	1.87	912.00
	869	1.41	743.56

As at December 31, 2018, the total compensation cost related to unvested US Dollar stock options not yet recognized amounted to $198 ($444 in 2017). This amount is expected to be recognized over a weighted average period of 1.15 years (1.38 years in 2017).
The Company settles stock options exercised through the issuance of new common shares as opposed to purchasing common shares on the market to settle stock option exercises.
Fair value input assumptions for US dollar-denominated grants
The table below shows the assumptions, or weighted average parameters, applied to the Black-Scholes option pricing model in order to determine share-based compensation costs over the life of the awards.

		Years ended December 31,
		2018	2017
Expected dividend yield	(a)	0.00%	0.00%
Expected volatility	(b)	129.23%	137.60%
Risk-free annual interest rate	(c)	2.51%	1.53%
Expected life (years)	(d)	3.60	3.26
Weighted average share price		$1.74	$2.05
Weighted average exercise price		$1.74	$2.05
Weighted average grant date fair value		$1.39	$1.62
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(a)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(b)	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.

(c)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.

(d)	Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.
The Black-Scholes pricing models referred above use "Level 2" inputs in calculating fair value, as defined by IFRS 13, and as discussed in note 24 - Financial instruments and financial risk management.